SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of revenue
Net revenues	$ 34,094,368	$ 26,497,821
Non-related party
Disaggregation of revenue
Net revenues	24,747,746	22,199,058
Related party
Disaggregation of revenue
Net revenues	9,346,622	4,298,763
Auto insurance aftermarket value-added services
Disaggregation of revenue
Net revenues	28,210,396	21,410,507
Other scenario-based customized services
Disaggregation of revenue
Net revenues	5,579,468	4,253,639
Software development and information technology services
Disaggregation of revenue
Net revenues	$ 304,504	$ 833,675